Net Sales and Long Lived Assets by Country or Region (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012		Jan. 29, 2011		Jan. 30, 2010
Operating Statistics [Line Items ]
Net sales	$ 2,552	$ 2,648	$ 5,164	$ 5,284	$ 13,909		$ 13,864		$ 13,568
Long-lived assets					4,439		4,437
United States
Operating Statistics [Line Items ]
Net sales					8,393	[1]	8,621	[1]	8,317	[1]
Long-lived assets					2,806	[1]	2,813	[1]
Japan
Operating Statistics [Line Items ]
Net sales					1,988		1,866		1,791
Long-lived assets					618		621
Europe
Operating Statistics [Line Items ]
Net sales					1,574	[2]	1,493	[2]	1,587	[2]
Long-lived assets					427	[2]	440	[2]
Canada
Operating Statistics [Line Items ]
Net sales					884		833		745
Long-lived assets					239		237
U.K
Operating Statistics [Line Items ]
Net sales					758		792		891
Long-lived assets					293		302
Australia
Operating Statistics [Line Items ]
Net sales					245		243		223
Long-lived assets					27		24
China and Southeast Asia
Operating Statistics [Line Items ]
Net sales					49	[3]	0	[3]	0	[3]
Long-lived assets					29		0
Other
Operating Statistics [Line Items ]
Net sales					$ 18	[4]	$ 16	[4]	$ 14	[4]

[1]	Includes our wholly-owned operations in Puerto Rico.
[2]	Includes our wholly-owned operations in Germany, Austria, Switzerland, France, Spain and Portugal. Beginning in fiscal 2011, also includes our wholly-owned operations in Poland.
[3]	Includes our majority-owned operations as of October 31, 2011. Refer to Note 17 entitled "ACQUISITIONS" for further details.
[4]	Represents licensing fees from unaffiliated third parties.